Equity-based Compensation - Schedule of Activity (Details) (2011 and Prior Awards, USD $)	12 Months Ended
	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011
2011 and Prior Awards
Share-based Compensation Arrangement by Share-based Payment Award, Stock Award, Outstanding [Roll Forward]
Outstanding (in shares)	118,963	227,728	230,343
Granted (in shares)	0	0	108,997
Vested (in shares)	(59,361)	(108,765)	(103,824)
Forfeited (in shares)	0	0	(7,788)
Outstanding (in shares)	59,602	118,963	227,728
Share-based Compensation Arrangement by Share-based Payment Award, Stock Award, Weighted Average Fair Value [Roll Forward]
Outstanding (USD per share)	$ 1.14	$ 1.22	$ 1.58
Granted (USD per share)	$ 0.00	$ 0.00	$ 0.93
Vested (USD per share)	$ 1.24	$ 1.32	$ 1.66
Forfeited (USD per share)	$ 0.00	$ 0.00	$ 1.80
Outstanding (USD per share)	$ 1.03	$ 1.14	$ 1.22